Allowance for Loan Losses, Summary of Changes in Allowance for Loan Losses, by Portfolio Type (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of changes in allowance for loan losses, by portfolio type [Roll Forward]
Beginning allowance	$ 9,105	$ 10,355	$ 10,355	$ 10,342	$ 8,879
Charge-offs	(783)	(2,786)	(3,693)	(3,033)	(3,451)
Recoveries	173	189	481	526	780
Provision	1,010	657	1,962	2,520	4,134
Ending allowance	9,505	8,415	9,105	10,355	10,342
Real Estate [Member]
Summary of changes in allowance for loan losses, by portfolio type [Roll Forward]
Beginning allowance	6,380	7,504	7,504	7,337	6,744
Charge-offs	(284)	(2,478)	(3,136)	(1,632)	(2,120)
Recoveries	84	76	163	207	167
Provision	392	631	1,849	1,592	2,546
Ending allowance	6,572	5,733	6,380	7,504	7,337
Real Estate [Member] | Construction & Land Development [Member]
Summary of changes in allowance for loan losses, by portfolio type [Roll Forward]
Beginning allowance	702	1,530	1,530	1,098	1,002
Charge-offs	(97)	(1,032)	(1,032)	(233)	(65)
Recoveries	3	2	6	10	15
Provision	281	(59)	198	655	146
Ending allowance	889	441	702	1,530	1,098
Real Estate [Member] | Farmland [Member]
Summary of changes in allowance for loan losses, by portfolio type [Roll Forward]
Beginning allowance	21	17	17	50	65
Charge-offs	0	0	0	(31)	0
Recoveries	0	0	0	140	1
Provision	(15)	3	4	(142)	(16)
Ending allowance	6	20	21	17	50
Real Estate [Member] | 1- 4 Family [Member]
Summary of changes in allowance for loan losses, by portfolio type [Roll Forward]
Beginning allowance	2,131	1,974	1,974	2,239	1,917
Charge-offs	(159)	(182)	(589)	(220)	(1,409)
Recoveries	57	38	99	49	35
Provision	447	(254)	647	(94)	1,696
Ending allowance	2,476	1,576	2,131	1,974	2,239
Real Estate [Member] | Multifamily [Member]
Summary of changes in allowance for loan losses, by portfolio type [Roll Forward]
Beginning allowance	813	376	376	284	780
Charge-offs	0	0	0	0	(187)
Recoveries	20	28	49	0	0
Provision	(1)	20	388	92	(309)
Ending allowance	832	424	813	376	284
Real Estate [Member] | Non-Farm Non-Residential [Member]
Summary of changes in allowance for loan losses, by portfolio type [Roll Forward]
Beginning allowance	2,713	3,607	3,607	3,666	2,980
Charge-offs	(28)	(1,264)	(1,515)	(1,148)	(459)
Recoveries	4	8	9	8	116
Provision	(320)	921	612	1,081	1,029
Ending allowance	2,369	3,272	2,713	3,607	3,666
Non-Real Estate [Member]
Summary of changes in allowance for loan losses, by portfolio type [Roll Forward]
Beginning allowance	2,725	2,851	2,851	3,005	2,135
Charge-offs	(499)	(308)	(557)	(1,401)	(1,331)
Recoveries	89	113	318	319	613
Provision	618	26	113	928	1,588
Ending allowance	2,933	2,682	2,725	2,851	3,005
Non-Real Estate [Member] | Agricultural [Member]
Summary of changes in allowance for loan losses, by portfolio type [Roll Forward]
Beginning allowance	293	46	46	64	125
Charge-offs	(336)	(2)	(2)	(41)	(49)
Recoveries	2	1	1	5	1
Provision	68	(7)	248	18	(13)
Ending allowance	27	38	293	46	64
Non-Real Estate [Member] | Commercial and Industrial [Member]
Summary of changes in allowance for loan losses, by portfolio type [Roll Forward]
Beginning allowance	1,797	2,176	2,176	2,488	1,407
Charge-offs	(18)	(149)	(266)	(1,098)	(809)
Recoveries	9	10	118	71	329
Provision	427	(186)	(231)	715	1,561
Ending allowance	2,215	1,851	1,797	2,176	2,488
Non-Real Estate [Member] | Consumer and Other [Member]
Summary of changes in allowance for loan losses, by portfolio type [Roll Forward]
Beginning allowance	371	208	208	233	314
Charge-offs	(145)	(157)	(289)	(262)	(473)
Recoveries	78	102	199	243	283
Provision	136	35	253	(6)	109
Ending allowance	440	188	371	208	233
Non-Real Estate [Member] | Unallocated [Member]
Summary of changes in allowance for loan losses, by portfolio type [Roll Forward]
Beginning allowance	264	421	421	220	289
Charge-offs	0	0	0	0	0
Recoveries	0	0	0	0	0
Provision	(13)	184	(157)	201	(69)
Ending allowance	$ 251	$ 605	$ 264	$ 421	$ 220